Retirement Benefit Plans	12 Months Ended
Dec. 31, 2011
Retirement Benefit Plans

9. Retirement Benefit Plans

Defined Benefit Pension Plans and Postretirement Health Care Plans

Sunoco has both funded and unfunded noncontributory defined benefit pension plans (“defined benefit plans”). Sunoco also has plans which provide health care benefits for substantially all of its current retirees (“postretirement benefit plans”). The postretirement benefit plans are unfunded and the costs are shared by Sunoco and its retirees. The levels of required retiree contributions to postretirement benefit plans are adjusted periodically, and the plans contain other cost-sharing features, such as deductibles and coinsurance. In addition, there is a per retiree dollar cap on Sunoco’s annual contributions for its principal postretirement health care benefits plan. Effective June 30, 2010, pension benefits under the Company’s defined benefit plans were frozen for most of the participants in these plans at which time the Company instituted a discretionary profit-sharing contribution on behalf of these employees in its defined contribution plan. The Company expects that upon its exit from the refining business, defined benefit plans will be frozen for all participants and no additional benefits will be earned. Postretirement medical benefits were also phased down or eliminated for all employees retiring after July 1, 2010. In February 2012, the Company announced that it was establishing a trust for its postretirement benefit liabilities by making a tax-deductible contribution of approximately $200 million and restructuring the retiree medical plan to eliminate Sunoco’s liability beyond this funded amount. The retiree medical plan change eliminates substantially all of the Company’s future exposure to variances between actual results and assumptions used to estimate retiree medical plan obligations.

SunCoke Energy also amended its postretirement plans during 2010. Postretirement medical benefits for its future retirees were phased out or eliminated, effective January 1, 2011, for most non-mining employees with less than ten years of service on January 1, 2011 and employer costs for all those still eligible for such benefits have been capped.

As a result of the changes implemented during 2010, the Company’s pension and postretirement benefits liability declined approximately $35 and $95 million in 2010 and 2009, respectively. The benefit of these liability reductions will be amortized into earnings through 2016 and 2019, respectively. The service and interest cost on the existing obligations have declined as a result of these changes. The reduction in service and interest cost attributable to the Company’s defined benefit plans has also increased the likelihood that settlement gains or losses, representing the accelerated amortization of deferred gains and losses, will be recognized in the future as previously earned lump sum payments are made.

Defined benefit plans and postretirement benefit plans expense (including amounts attributable to discontinued operations) consisted of the following components (in millions of dollars):

	Defined Benefit Plans			Postretirement Benefit Plans
	2011	2010	2009	2011	2010	2009
Service cost (cost of benefits earned during the year)	$7	$23	$39	$1	$2	$8
Interest cost on benefit obligations	51	61	75	14	17	24
Expected return on plan assets	(68)	(68)	(58)	—	—	—
Amortization of:
Actuarial losses	31	47	56	8	4	2
Prior service cost (benefit)	—	—	1	(20)	(20)	(4)

	21	63	113	3	3	30
Settlement losses (Note 2)	56	56	111	—	—	—
Special termination benefits and curtailment losses (gains) (Note 2)	8	3	28	(1)	(3)	(9)

	$85	$122	$252	$2	$—	$21

For 2012, amortization of actuarial losses and prior service cost (benefit) (excluding amounts attributable to SunCoke Energy) is estimated at $25 and $— million, respectively, for defined benefit plans and $3 and $(6) million, respectively, for postretirement benefit plans.

Defined benefit plans and postretirement benefit plans expense is generally determined using actuarial assumptions as of the beginning of the year, or using weighted-average assumptions when curtailments, settlements and/or other events require a plan remeasurement. The following weighted-average assumptions were used to determine defined benefit plans and postretirement benefit plans expense:

	Defined Benefit Plans			Postretirement Benefit Plans
	2011	2010	2009	2011	2010	2009
Discount rate	4.80%	5.20%	6.00%	4.25%	4.90%	5.95%
Long-term expected rate of return on plan assets	8.25%	8.25%	8.25%
Rate of compensation increase	3.00%	3.00%	4.00%

The long-term expected rate of return on plan assets was estimated based on a variety of factors including the historical investment return achieved over a long-term period, the targeted allocation of plan assets and expectations concerning future returns in the marketplace for both equity and fixed income securities.

The following amounts were recognized as components of other comprehensive income (loss) for the years ended December 31, 2011, 2010 and 2009 (in millions of dollars):

	Defined Benefit Plans			Postretirement Benefit Plans
	2011	2010	2009	2011	2010	2009
Reclassifications to earnings of:
Actuarial loss amortization	$31	$47	$56	$8	$4	$2
Prior service cost (benefit) amortization	—	—	1	(20)	(20)	(4)
Settlement and curtailment losses (gains)	57	57	118	(3)	(3)	(13)
Retirement benefit plans funded status adjustment:
Actuarial gains (losses)	(121)	28	58	29	(25)	(37)
Prior service benefit (cost)	—	—	—	—	31	60

	$(33)	$132	$233	$14	$(13)	$8

The following tables set forth the components of the changes in benefit obligations and fair value of plan assets during 2011 and 2010 as well as the funded status at December 31, 2011 and 2010 (in millions of dollars):

	Defined Benefit Plans				Postretirement Benefit Plans
	2011		2010
	Funded Plans	Unfunded Plans	Funded Plans	Unfunded Plans	2011	2010
Benefit obligations at beginning of year*	$1,069	$89	$1,123	$100	$386	$405
Service cost	7	—	23	—	1	2
Interest cost	47	4	56	5	14	17
Actuarial (gains) losses	109	10	53	7	(28)	27
Plan amendments	—	—	—	—	—	(31)
Benefits paid	(212)	(20)	(168)	(25)	(51)	(48)
Divestments	—	—	(11)	—	—	—
Premiums paid by participants	—	—	—	—	19	16
Special termination benefits and curtailment (gains) losses	(1)	—	(7)	2	—	(2)

Benefit obligations at end of year*	$1,019	$83	$1,069	$89	$341	$386

Fair value of plan assets at beginning of year	$1,008		$804
Actual income on plan assets	57		149
Employer contributions	—		234
Benefits paid from plan assets	(212)		(168)
Divestments	—		(11)

Fair value of plan assets at end of year	$853		$1,008

Underfunded accumulated obligation	$(166)	$(83)	$(35)	$(89)
Provision for future salary increases	—	—	(26)	—

Funded status at end of year**	$(166)	$(83)	$(61)	$(89)	$(341)	$(386)

*	Represents the projected benefit obligations for defined benefit plans and the accumulated postretirement benefit obligations (“APBO”) for postretirement benefit plans. The accumulated benefit obligations for funded and unfunded defined benefit plans amounted to $1,019 and $83 million, respectively, at December 31, 2011 and $1,043 and $89 million, respectively, at December 31, 2010.
**	Represents retirement benefit liabilities (including current portion) in the consolidated balance sheets. The current portion of retirement liabilities, which totaled $48 and $55 million at December 31, 2011 and 2010, respectively, is classified in accrued liabilities in the consolidated balance sheets.

In 2010, the Company contributed $234 million to its funded defined benefit plans consisting of $144 million of cash and 3.59 million shares of Sunoco common stock valued at $90 million. The Sunoco common stock contributed to the plans was liquidated by an independent investment manager and reinvested in accordance with the targeted investment allocation of the plans. The liquidation of Sunoco common stock was completed during 2011. The Company expects to make voluntary cash contributions of $80 million during 2012.

The following table sets forth the cumulative amounts not yet recognized in net income (loss) at December 31, 2011 and 2010 (in millions of dollars):

	Defined Benefit Plans				Postretirement Benefit Plans
	2011		2010
	Funded Plans	Unfunded Plans	Funded Plans	Unfunded Plans	2011	2010
Cumulative amounts not yet recognized in net income (loss):
Prior service cost (benefit)	$—	$(1)	$1	$(1)	$(33)	$(56)
Actuarial losses	389	34	356	33	63	100

Accumulated other comprehensive loss (before related tax benefits)	$389	$33	$357	$32	$30	$44

The following table sets forth the plan assets in the funded defined benefit plans measured at fair value, by input level, at December 31, 2011 and 2010 (in millions of dollars):

	Quoted Prices in Active Markets for Identical Assets (Level 1)		Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)		Total
	2011	2010	2011	2010	2011	2010	2011	2010
Equity securities:
Sunoco, Inc. common stock	$—	$66	$—	$—	$—	$—	$—	$66
Domestic	—	80	—	—	—	—	—	80
International	—	5	—	—	—	—	—	5
Fixed income securities:
Government and federal-sponsored agency obligations	—	68	61	—	—	—	61	68
Corporate and other debt instruments	—	—	268	252	—	—	268	252
Mutual and collective trust funds:
Equity securities:
Domestic	—	40	193	150	—	—	193	190
International	—	48	133	133	—	—	133	181
Fixed income securities:
Government and federal-sponsored agency obligations	—	—	—	—	—	—	—	—
Corporate and other debt instruments	—	—	75	60	—	—	75	60
Private equity investments	—	—	—	—	85	77	85	77
Cash and cash equivalents*	38	29	—	—	—	—	38	29

	$38	$336	$730	$595	$85	$77	$853	$1,008

*Substantially	all of these funds are held in connection with fixed income investment strategies.

The following table sets forth the change in fair value for plan assets measured using significant unobservable inputs (level 3) (in millions of dollars):

	2011	2010
Balance at beginning of year	$77	$56
Actual gain on plan assets:
Assets held at end of year	8	13
Assets sold during the year	—	—
Investments	11	19
Return of capital	(11)	(11)

Balance at end of year	$85	$77

The valuation of mutual funds is determined primarily based on the closing market price of the assets held in the funds on the last business day of the year. Collective trust funds are valued primarily at net asset value per share, which is determined by dividing the fair value of a fund’s net assets by the number of fund units outstanding at the valuation date. The collective trust funds are invested in various underlying investments, primarily including U.S. and international common stocks, U.S. corporate debt instruments and other traditional short-term investments, with the goal of providing liquidity and preservation of capital while maximizing return on assets. Government obligations, asset backed securities, corporate bonds and other debt securities are primarily valued using a market approach pricing methodology, where observable prices are obtained by market transactions involving identical or comparable securities of issuers with similar credit ratings or at the average of the most recent observable bid and asked prices. Private equity investments are primarily valued at the estimated fair value of the underlying assets. The private equity investments have various strategies, primarily including corporate finance and buyout, debt and real estate. Cash and cash equivalents are valued at cost, which approximates fair value.

The asset allocations attributable to the assets of the funded defined benefit plans at December 31, 2011 and 2010 and the target allocation of plan assets for 2012, by asset category, are as follows (in percentages):

	2012 Target	December 31,
		2011	2010
Asset category:
Equity securities	50	38	52
Fixed income securities*	45	52	41
Private equity investments	5	10	7

Total	100	100	100

*Includes	cash and cash equivalents which are held to manage duration in connection with fixed income investment strategies. At
December	31, 2011, also includes cash held in anticipation of a transfer to SunCoke Energy’s pension trust.

The investment strategy of the Company’s funded defined benefit plans is to achieve consistent positive returns, after adjusting for inflation, and to maximize long-term total return within prudent levels of risk through a combination of income and capital appreciation. During 2009, a shift in the targeted investment mix was approved which has resulted in a reallocation of 10 percent of plan assets from equity securities to fixed income securities. In addition, the duration of the fixed income portfolio has been increased to better match the duration of the plan obligations. The objective of this strategy change is to reduce the volatility of investment returns, maintain a sufficient funded status of the plans and limit required contributions. The Company anticipates further shifts in targeted asset allocation from equity securities to fixed income securities if funding levels improve due to asset performance or Company contributions.

The expected benefit payments through 2021 (excluding approximately $65 million attributable to SunCoke Energy) for the defined benefit and postretirement benefit plans are as follows (in millions of dollars):

	Defined Benefit Plans		Postretirement Benefit Plans*
	Funded Plans	Unfunded Plans
Year ending December 31:
2012**	$300	$11	$32
2013	$100	$11	$31
2014	$96	$11	$30
2015	$90	$10	$29
2016	$80	$9	$27
2017 through 2021	$296	$31	$104

*	Net of premiums paid by participants.
**Includes	expected defined benefit payments in connection with the Company’s exit from refining.

The measurement date for the Company’s defined benefit and postretirement benefit plans is December 31. The following weighted-average assumptions were used at December 31, 2011 and 2010 to determine benefit obligations for the plans:

	Defined Benefit Plans		Postretirement Benefit Plans
	2011	2010	2011	2010
Discount rate	4.15%	4.95%	3.70%	4.40%
Rate of compensation increase	3.00%	3.00%

The health care cost trend assumption used at December 31, 2011 to compute the APBO for the postretirement benefit plans was an increase of 8.0 percent (8.5 percent at December 31, 2010), which is assumed to decline gradually to 5.5 percent in 2017 and to remain at that level thereafter. Changes in the health care cost trend assumption are not expected to have a significant impact on Sunoco’s postretirement benefits expense or the related APBO due to the per retiree dollar cap on Sunoco’s annual contributions and the plan structure changes announced in February 2012.

Defined Contribution Pension Plans

Sunoco has defined contribution pension plans which provide retirement benefits for most of its employees. Sunoco’s contributions are principally based on a percentage of employees’ annual base compensation and, effective July 1, 2010, a discretionary profit sharing contribution. These contributions (including those attributable to discontinued operations) are charged against income as incurred and amounted to $33, $27 and $28 million in 2011, 2010 and 2009, respectively. Contributions for 2011 and 2010 include $12 and $7 million, respectively, attributable to the discretionary profit sharing contributions.

Sunoco’s principal defined contribution plan is SunCAP. SunCAP is a combined profit sharing and employee stock ownership plan which contains a provision designed to permit SunCAP, only upon approval by the Company’s Board of Directors (“Board”), to borrow in order to purchase shares of Company common stock. As of December 31, 2011, no such borrowings had been approved.